Securities Sold Under Agreements To Repurchase - Summary of Securities Pledged as Collateral Under Repurchase Agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting Liabilities [Line Items]
Gross amount of recognized liabilities for repurchase agreements	$ 25,495	$ 28,914
Amounts related to agreements not included in offsetting disclosures above	0	0
Total securities pledged	25,495	28,914	$ 18,674
U.S.Treasury Securities [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	16,478	899
Obligations of U.S. Government Agencies [Member]
Offsetting Liabilities [Line Items]
Total securities pledged	$ 9,017	$ 28,015